Net loss per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Loss per Share
Schedule of net loss per share

	June 30,	June 30,
	2025	2024
Numerator:
Net loss - basic and diluted	$(26,544,958)	$(23,888,403)

Denominator:
Weighted average shares outstanding - basic and diluted	35,745,864	23,566,694

Net loss per share - basic and diluted	$(0.74)	$(1.01)

For the years ended December 31, 2024 and 2023, the effects of the conversion of the convertible shareholder loans and stock options would have been antidilutive and, as a consequence, they were not factored into the calculation of diluted earnings per share.

	2024	2023
Numerator:
Net loss - basic and diluted	$(50,715,696)	$(32,385,895)

Denominator:
Weighted average shares outstanding - basic and diluted	24,297,063	19,172,619

Net loss per share - basic and diluted	$(2.09)	$(1.69)

Schedule of anti-dilutive securities computation of diluted shares outstanding

Activity	Number of Options	Weighted Avg. Exercise Price	Grant Date Fair Value	Intrinsic Value	Weighted Avg. Remaining Life
Outstanding options at Dec 31, 2022	1,456,125	0.001	$1,001,265	$998,559	8.9
Forfeited	(349,042)	0.001	(149,405)	(148,861)	8.5
Outstanding options at Dec 31, 2023	1,107,084	0.001	851,860	849,698	7.9
Granted	1,885,625	1.179	7,590,933	4,874,513	10.0
Forfeited	(186,875)	0.001	(76,219)	(76,025)	7.4
Regranted	476,875	0.169	2,125,883	1,924,636	10.0
Cancelled	(610,625)	0.001	(496,805)	(495,611)	7.2
Outstanding options at Dec 31, 2024	2,672,084		$9,995,653	$7,077,209
Granted	-	-	-	-	-
Forfeited	-	-	-	-	-
Regranted	-	-	-	-	-
Cancelled	-	-	-	-	-
Outstanding options at June 30, 2025	2,672,084		$9,995,653	$7,077,209